Disclosure of performance share units plan (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Performance share units, outstanding, beginning of period	200,000	325,000
Granted	446,000	200,000
Cancelled	(30,000)	0
Settled for shares	0	(193,825)
Settled for cash	0	(131,175)
Performance share units, outstanding, end of period	616,000	200,000